Loans, financing and debentures - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 94,801,257	R$ 101,435,531	R$ 101,435,531
Fundraising, net of issuance costs	3,087,472	23,871,760
Additions of merged companies	6,904,000
Interest accrued	4,414,775	5,953,778
Monetary and exchange rate variation, net	(3,606,818)	(8,384,101)
Settlement of principal	(3,385,149)	(22,353,325)
Settlement of interest	(4,447,630)	(5,817,907)
Amortization of fundraising costs	74,940	R$ 101,803
Other Changes in Borrowings			(6,282)
Closing balance	R$ 97,842,847		R$ 94,801,257